PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of June 30,2025 and December 31, 2024, property and equipment, net consisted of the following:

	June 30,	December 31,
	2025	2024
Electronic equipment	$150,935	$150,309
Office equipment	12,817	12,764
Leasehold improvement	-	-
Total property and equipment	163,752	163,073
Less: accumulated depreciation	(155,348)	(154,541)
Total property and equipment, net	8,404	8,532

Depreciation and amortization expenses for the six months ended June 30, 2025, 2024 and 2023 were $1,377, $0 and $44,473, respectively. For the six months ended June 30, 2025, 2024 and 2023, the Company recognized loss of nil, nil and nil on disposed of property and equipment in the consolidated statements of operations, respectively. There was no impairment recorded for these property and equipment for the six months ended June 30, 2025, 2024 and 2023.